Prepayments and Other Current Assets - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance For Credit Losses [Abstract]
Beginning balance	$ 814	$ 112,541
Provision		607
Prepayments Reversal		(112,311)
Effect of Exchange Rate	16	(26)
Ending balance	$ 830	$ 811